Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While the equity grants that were part of our 2024 annual performance awards were made prior to the adoption of the equity grant guidelines, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, the Compensation Committee granted stock option awards to Dr. McMinn and Ms. Mikail within the period beginning four business days before our filing of our annual report on Form 10-K. These option grants to Dr. McMinn and Ms. Mikail were part of the annual equity grants to executive officers that the Compensation Committee approved at its regularly scheduled quarterly meeting. The following information regarding these option grants is provided in accordance with SEC rules:

Award Timing Method	While the equity grants that were part of our 2024 annual performance awards were made prior to the adoption of the equity grant guidelines, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation
Award Timing Predetermined	false
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
While the equity grants that were part of our 2024 annual performance awards were made prior to the adoption of the equity grant guidelines, the Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity-based awards, including stock options, and did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During 2024, the Compensation Committee granted stock option awards to Dr. McMinn and Ms. Mikail within the period beginning four business days before our filing of our annual report on Form 10-K. These option grants to Dr. McMinn and Ms. Mikail were part of the annual equity grants to executive officers that the Compensation Committee approved at its regularly scheduled quarterly meeting. The following information regarding these option grants is provided in accordance with SEC rules:

MNPI Disclosure Timed for Compensation Value	false